Net financial expenses/(income) (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Disclosure of detailed information about net finance expenses	Net financial expenses/(income) were as follows:

	Years ended December 31,
(€ million)	2025	2024	2023
Interest income and other financial income	1,218	1,995	2,678

Financial expenses:
Interest expense and other financial expenses:	1,188	1,248	1,064
Interest expense on notes	596	430	386
Interest expense on borrowings from bank	56	121	59
Other interest cost and financial expenses	536	697	619
Interest on lease liabilities	84	64	63
Write-down and reversals of write-downs of financial assets	27	(88)	128
Net interest expense/(income) on employee benefits provisions	204	211	203
Total Financial expenses	1,503	1,435	1,458
Net expenses from derivative financial instruments and exchange rate differences	66	215	1,178
Total Financial expenses and Net expenses from derivative financial instruments and exchange rate differences	1,569	1,650	2,636

Net Financial expenses/(income)	351	(345)	(42)